OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
Future undiscounted minimum lease payments, Year ending December 31, 2021	$ 480,274	$ 322,806
Future undiscounted minimum lease payments, Year ending December 31, 2022	555,931
Future undiscounted minimum lease payments, Year ending December 31, 2023	555,931
Future undiscounted minimum lease payments, Year ending December 31, 2024	583,728
Future undiscounted minimum lease payments, Year ending December 31, 2025	589,287
Future undiscounted minimum lease payments,Thereafter	98,215
Total future undiscounted minimum lease payments	$ 2,863,366